Related Party Transactions (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Jun. 05, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 10, 2012	Sep. 29, 2011	Oct. 01, 2014	Oct. 31, 2013	Aug. 02, 2011	Oct. 04, 2013
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 459,000	$ 217,000
Proceeds from Issuance of Common Stock	5,000,000	6,000	0
Warrant Issued To Purchase Common Stock	312,500
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party				2,300
Todd Slater [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party				15.00%		15.00%	15.00%
Fees Earned Separate from Buy Out Payment		63,000	35,000	46,000	31,000
Related Party Transaction, Amounts of Transaction						163,000
Adam Dweck [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party						15.00%				5.00%
Fees Earned Separate from Buy Out Payment		17,000	14,000	20,000	13,000
Warrants Exercise Price One		$ 5.00		$ 5.00
Accumulated Royalties, One		500,000
Warrants Issued To Purchase Common Stock Two		12,500		12,500					25,000
Warrants Exercise Price Two		$ 5.00		$ 5.00					$ 5.00
Accumulated Royalties, Two		1,000,000
Warrants Issued To Purchase Common Stock Three		25,000		25,000
Accumulated Royalties, Three		2,000,000
Investment Warrants Expiration Date		Aug. 02, 2016							Aug. 02, 2016
Warrant Vested During First Milestone		12,500		12,500							12,500
Warrant Vested During Second Milestone		12,500		12,500							12,500
Warrant Issued To Purchase Common Stock		12,500		2,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		25,000
Related Party Transaction Amounts Of Transaction One				500,000
Related Party Transaction Amounts Of Transaction Two				1,000,000
Class Of Warrant Or Rights Expired				Aug. 02, 2016				Aug. 02, 2016
Related Party Transaction Amounts Of Transaction Three				2,000,000
Jones Texas, Inc [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party				15.00%
Fees Earned Separate from Buy Out Payment				0	3,000
Earthbound, Llc [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current							1,500,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized					94,000
Threadstone Advisors, LLC [Member]
Related Party Transaction [Line Items]
Fees Earned Separate from Buy Out Payment	280,000
Proceeds from Issuance Initial Public Offering	4,000,000
Equity Method Investment, Ownership Percentage	5.00%
DiSanto Trust [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Common Stock	1,000,003			1,000,000
Warrant Issued To Purchase Common Stock	$ 62,500
Stock Issued During Period, Shares, New Issues	285,715
Stock Issued During Period Shares Purchase Of Warrants				62,500
DiSanto Trust [member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				285,715